Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JP MORGAN MUTUAL FUND INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Jul. 24, 2019